Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2022 $ / shares shares
Disclosure of Stock Option and Incentive Plan [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	3,988
Number of Share Options, Granted | shares	0
Number of Share Options, Exercised | shares	(1,431)
Number of Share Options, Forfeited | shares	(116)
Number of Share Options, Outstanding, Ending Balance | shares	2,441
Number of Share Options, Exercisable | shares	1,598
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 61
Weighted Average Exercise Price, Granted | $ / shares	0
Weighted Average Exercise Price, Exercised | $ / shares	57.93
Weighted Average Exercise Price, Forfeited | $ / shares	64.15
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	62.66
Weighted Average Exercise Price, Exercisable | $ / shares	$ 61.17